F3 Financial assets, non-current (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Financial Assets, Non-current

	Other investments in shares and participations		Interest-bearing securities, non-current		Other financial assets, non-current 1)
	2024	2023	2024	2023	2024	2023

Opening balance	2,091	2,074	9,931	9,164	6,350	6,839
Additions	207	206	15,950	12,887	2,919	1,899
Disposals/repayments/deductions	–64	–2	–224	–4,127	–2,585	–816
Amortization	–	–	–	–	–136	–457
Change in value in funded pension plans 2)	–	–	–	–	–960	–1,033
Revaluation	–202	–185	160	269	21	–
Reclassification	–	–	–6,377	–8,262	–455	–65
Translation differences	–3	–2	–	–	7	–17
Closing balance	2,029	2,091	19,440	9,931	5,161	6,350

1)	Includes items such as pension surplus assets, tax credit receivables, deferred sales commissions and loans to associates.
2)	This amount includes changes in the asset ceiling. For further information, see note G1 “Post-employment benefits.”